Business combinations, 2020 (Details) $ in Thousands			12 Months Ended
	May 31, 2020 USD ($)	Apr. 03, 2020 USD ($) MW	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 29, 2019 USD ($)
Asset Acquisition [Abstract]
Non-current Project debt (Note 15)			$ (4,925,268)	$ (4,069,909)
Current Project debt (Note 15)			(312,346)	(782,439)
Chile PV I [Member] | Renewable Energy [Member]
Business combinations [Abstract]
Percentage interest acquired		35.00%
Total investment		$ 4,000
Gross capacity | MW		55
Percentage of non-controlling interests		65.00%
Asset Acquisition [Member]
Asset Acquisition [Abstract]
Contracted concessional assets (Note 6)			163,064	28,738
Other non-current assets			356
Cash & cash equivalents			17,646
Other current assets			29,998	1,503
Non-current Project debt (Note 15)			(149,585)
Current Project debt (Note 15)			(8,680)
Other current and non-current liabilities			(4,881)	(1,512)
Non-controlling interests			(25,308)
Total net assets acquired at fair value			22,610	26,190
Asset acquisition - purchase price			(22,610)	(26,190)
Net result of business combinations			0	0
Revenue contributed by acquisitions			22,500	300
Amount of profit (loss) after tax			6,300	0
Additional revenue amount			14,700	2,300
Additional amount of loss after tax			$ 3,700	$ (1,200)
Befesa Agua Tenes, S.L.U. [Member]
Business combinations [Abstract]
Percentage interest acquired	51.00%
Total investment	$ 19,000
Percentage of non-controlling interests	49.00%
Asset Acquisition [Abstract]
Asset acquisition - purchase price					$ (19,900)